UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(866) 700-6104
Registrant's telephone number, including area code:

Date of fiscal year end: July 31

Date of reporting period: June 30, 2005

Name of Fund:(1)	The Mexico Equity and Income Fund, Inc.
Period:	July 1, 2004 - June 30, 2005
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Urbi Desarrollos Urbanos SA de CV	07/19/04	MX01UR000007

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve designation and ratification of Members of the Board of Directors	Issuer
For	For	2.- Approve to designate delegates to carry out the meeting resolutions.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Fomento Economico Mexicanos, SA de CV	07/27/04	MXP320321310

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve an increase in capital through the issue of type B and type D shares and that the new shares will be a part of the existing UB and UBD units	Issuer
For	For	2.- Approve and vote to rescind shareholder's rights to subscribe shares discussed in Resolution 1	Issuer
For	For	3.- Approve the public offering of the shares discussed in Resolution 1	Issuer
For	For	4.- Approve to delegate to the Administrative Council the powers necessary to determine when and hoy to carry out the public offering of shares discussed in Resolution 1	Issuer
For	For	5.- Approve the agreements discussed in this meeting	Issuer
For	For	6.- Apprve the bestowal of powers	Issuer
For	For	7.- Approve the naming of delegates	Issuer
For	For	8.- Approve the minutes of the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Financiero Banorte	10/04/04	MXP370711014

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve to discuss the payment of a cash dividend	Issuer
For	For	2.- Approve the designation of meeting delegates	Issuer
For	For	3.- Approve the meeting agenda	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

GBM Fondo Corporativo de	10/28/04	MXP371281108
liquidez Inmediada
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Grant Authority to increase the capital	Issuer
For	For	2.- Grant Authority to modify the Company By-laws	Issuer
For	For	3.- Approve the designation of meeting delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Empresas ICA Sociedad Controladora SA de CV	11/19/04	MXP371491046

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Amend the Company By-Laws: the first paragraph of Clause 6 and 14 through 41, and include new Clause 42 to 47;related resolution.	Issuer
For	For	2.- Approve to order the proofreading of the Company By-Laws; related resolution	Issuer
For	For	3.- Approve to name the meeting Delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Telefonos de Mexico SA	11/30/04	MXP904131325

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve to increase the Company funds to be allocated for the repurchase of Company's own shares	Issuer
For	For	2.- Approve the designation of meeting delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Elektra SA de CV	12/22/04	MX01EL000003

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Receive the report of the resigning of the Board of Commissioners; elect the new Board of Commissioners	Issuer
For	For	2.- Other matters	Issuer
For	For	3.- Approve the delegation of meeting delegates	Issuer
For	For	E.1 Approve to negate the Merger Agreement with the Elektra Trading and Consulting Group, SA de CV agreed to in the EGM held on 16 DEC 2003	Issuer
For	For	E.2 Other matters	Issuer
For	For	E.3 Approve to designate the meeting delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Alsea SA de CV, Mexico	12/06/04	MXP001391012

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	E.1.- Approve to increase the capital and determination of the subscription and payment of the increase	Issuer
For	For	E.2 Approve the Merger of West, S.A de CV with Alsea SA de CV; and approve the related agreements	Issuer
For	For	E.3 Approve the designation of meeting Delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Industrias CH, SA de CV	01/11/05	MXP524131127
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Receive and approve the Board of Directors' report for the FYE 31 DEC 2003, including the Commissioner report and the Auditors Committee' report; related resolutions on the Boards performance	Issuer
For	For	2.- Approve on how to apply the earning; set the amount of resources to acquire own shares	Issuer
For	For	3.- Approve to designate or ratify the Member of the Boards, the Comptrollers, the Executive Committee and the Auditing Committee; set their compensations.	Issuer
For	For
4.- Approve to designate the delegates to execute, and where appropiate, formalize the resolutions adopted by the meeting; the Bolsa Mexicana de Valores., SA de CV., in order to execute a mixed public offer of the Company shares in Mexico, United States of America and other markets
Issuer
For	For
5.- Approve to execute a split of outstanding shares by issuing and delivering for the shareholders, free of charge, 03 new shares per each share, each shareholder own S.V. and where applicable, about increasing the minimum fixed capital stock without right to withdraw of the Company, by issuing unsubscribed common nominal shares without par value, free subscription, to be subject to a public offer, in compliance with the resolutions provided by Article 18 of the Securities Market Law.
Issuer
For	For
6.- Approve to waive the prefered right related to Company' shareholders, in compliance with Article 81 of the Securities Market Law, and in compliance with Article 132 of the Commercial Companies Law, concerning the issuance of shares for public offer.
Issuer
For	For	7.- Amend the Company By-laws	Issuer
For	For	8.- Grant special powers to execute the resolutions approved by the meeting	Issuer
For	For	9.- Approve the special delegates to execute and formalize the respective meeting resolutions	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Imsa, SA de CV	01/27/05	MXP430241010
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve to determine the funds to be allocated for the repurchase of Company shares during FY 2005	Issuer
For	For	2.- Approve to designate the special meeting delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Aeroportuario del Sureste SA de CV	02/07/05	MXP001661018
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve to sell to Mr. Fernando Chico Pardo the 25% of Nacional Financiera participation in the capital stock of Inversiones y Tecnicas Aeroporturarias SA de CV (ita), which is a strategic partner of the entity. Designation to Mr. Fernando Chico Pardo as a new mexican strategic partner of the entity
Issuer
For	For	2.- Approve the designation of meeting delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Wal Mart de Mexico, SA de CV	02/24/05	MXP810081010
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Receive the administrative council President's report	Issuer
For	For	2.- Receive the Auditing Committee's report	Issuer
For	For	3.- Receive the Commissioner's report	Issuer
For	For	4.- Receive and approve the financial documents corresponding to FY beginnining 01 JAN 2004 and ending 31 DEC 2004	Issuer
For	For	5.- Receive the reports of the situation of the reserves for the repurchase of shares	Issuer
For	For	6.- Approve to cancel 105,254,300 Company shares currently held in treasury	Issuer
For	For	7.- Approve allocation of profits	Issuer
For	For
8.- Approve the dividend to be paid, at the option of the shareholder, as a cash dividend of MXN 0.63 per share, or as a stock dividend at a ratio to be determined based on the closing price of Shares "V" on 15 MAR 2005; proposed date of this dividend is 01 APR 2005
Issuer
For	For
9.- Approve an increase of the Company's variable capital, through the emission of up to 137,613,254 common shares, to be used exclusively for the payment of the stock dividend; the increase of capital will be up to MXN 2,752,265,080
Issuer
For	For	10.- Approve the reformation of the Fifth Clause of the Company By-Laws	Issuer
For	For	11.- Approve the employee stock purchase report	Issuer
For	For	12.- Receive the Wal Mart of Mexico Foundation's report	Issuer
For	For	13.- Ratify the performance of the Administrative Council during the FY beginning on 01 JAN 2004 and ending on 31 DEC 2004	Issuer
For	For	14.- Ratify the Members of the Administrative Council and the Company Commissioners	Issuer
For	For	15.Approve the resolutions in the minutes of the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Fomento Economico Mexicano SA de CV	03/10/05	MXP810081010
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve the Administrative Council's report, the financial statements of Fomento Economico Mexicano, S. A. de C. V. for the FY 2004 and the Commissioner's report in terms of Article 172 of the General Act of Commercial Companies and the applicable provisions of the law of the stock market
Issuer
For	For	2.- Approve the application of the profit accounts from FY 2004, including the payment of a cash dividend in Mexican Pesos	Issuer
For	For	3.- Approve to establish MXN 3,000,000,000 as the maximum amount that can be designated by the Company for the repurchase fo Company Shares	Issuer
For	For	4.- Elect the members of the Administrative Council and the Commissioners, official and alternates, and approve to determine their respective wages	Issuer
For	For	5.- Approve the naming of Committees	Issuer
For	For	6.- Approve the naming of Delegates	Issuer
For	For	7.- Approve to read the minutes of the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Hylsamex SA de CV	04/06/05	MX01HY000021
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Receive and approve where appropriate annual report of the Board of Directors pursuant to Article 172 of the Commercial Companies law, for the FY 2004 and receive the reports prepared by the Commissioner and the Auditors Committee
Issuer
For	For
2.- Approve the proposal prepared by the Board of Directors on how to apply the earnings of the FYE 31 DEC 2004, including (I) to pay a Cash dividend, and (II) set the maximum amount to purchase the Company shares
Issuer
For	For	3.- Elect the members to compose the Board of Directors and Commissioners, as well as define their allowances and resolutions related.	Issuer
For	For	4.- Appoint the Delegates.	Issuer
For	For	5.- Receive and approve where appropriate minutes of the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Industrias Penoles SA de CV	04/13/05	MXP554091415
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve and modify, if necessary, of the report of FYE 31 DEC 2004, according to Article 172 of the General Act of Commercial Companies, including the financial documents, and the reports of both the Commissioners and the Auditing Committee
Issuer
For	For	2.- Approve the allocation of profits	Issuer
For	For	3.- Elect and approve the remuneration of the Directors and designate the Members o the Executive Officer Committee	Issuer
For	For	4.- Elect and approve the remuneration of the Supervisory Board	Issuer
For	For	5.- Approve to designate the Inspector or the shareholder representative of minutes of meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Modelo SA de CV	04/18/05	MXP4833F1044
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve the information of the Administration Board including Auditor's report presentation and approve the financial statements of the Entity as of 31 DEC 2004, including the Commisar's inform	Issuer
For	For	2.- Approve the application of retained earnings including the payment of a dividend of MXN 3,414 347 613. 60 or MXN 1.05 pesos per share and formalize the resolutions of the meeting	Issuer
For	For	3.- Approve the compensation for the Members of the Board, the Commisar, and other related Officials.	Issuer
For	For	4.- Approve the designation and/or ratification of the Members of the Board including Officials such as the Secretary and the Commisar	Issuer
For	For	5.- Approve the designation and/or ratification of the Executive Committee	Issuer
For	For	6.- Approve the designation of the Delegates to formalize the resolutions of the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Organización Soriana SA de CV	04/16/05	MXP8728U1671
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Receive and approve, the report of the President of the Administrative Council concerning the progress of the Company and it's principal subsidiaries, Tiendas de Descuento Sultana, SA de CV., Tiendas de Descuento Monterrey., Centros Comerciales Soriana, SA de CV and Tiendas Soriana SA de CV during FY 2004
Issuer
For	For	2.- Receive, discuss and approve if appropriate the Commissioner's report	Issuer
For	For	3.- Receive, discuss and approve if appropriate the Auditor's report	Issuer
For	For	4.- Receive, discuss and approve, the Company financial statements relative to FY 2004 and allocation of profits.	Issuer
For	For	5.- Receive, discuss and approve, to allocate funds to the reserves for the Company's stock buy-back program	Issuer
For	For	6.- Elect the administrative council and Commissioners and the determination of their wages	Issuer
For	For	7.- Approve the designation of the meeting delegates.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Empresas ICA Sociedad Controladora SA de CV	04/21/05	MXP371491046
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve the report of Board of Directors, pursuant to Article 172 of the Commercial Companies Law, for the FYE 31 DEC 2004	Issuer
For	For	2.- Approve the report of the Commissioner	Issuer
For	For	3.- Approve the report of the Auditor's Committee	Issuer
For	For	4.- Amend the report previously mentioned, Resolution 1	Issuer
For	For	5.- Approve to apply the earnings, increase of reserves, and where appropriate, deliberate payment of cash dividends.	Issuer
For	For	6.- Appoint the Members to compose the Board of Directors and respective alternates, Secretary and Second Secretary, Commissioner, and respective alternate.	Issuer
For	For	7.- Approve to set allowances for Directors and Commissioner	Issuer
For	For	8.- Appoint Delegates to execute the resolutions adopted by the meeting and legalize them.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Empresas ICA Sociedad Controladora SA de CV	04/21/05	MXP371491046
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Amend the Company By-Laws, the business name and make adjustments to provisions related to: (i) prevention of purchase of shares that grant the control of the issuer, without the favorable consent of the consent of the Board of Directors, pursuant to Article 14.3 vii of the Securities Market Law, and (ii) provide all items required to submit for the consideration of the Auditors Committee and for the approval of the Board of Directors, of those transactions from subsidiary Companies that intent to execute with individual related or that may compromise its assets and the related resolutions.
Issuer
For	For	2.- Approve canceling the outstanding shares and issue and exchange new securities of shares representing the capital stock of the company and the related resolutions.	Issuer
For	For	3.- Approve reviewing the Company By-Law and the related resolutions.	Issuer
For	For	4.- Appoint special delegates to execute the resolutions adopted by the meeting and legalize them, as required.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Consorcio Ara SA de CV	04/23/05	MXP001161019
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.-Approve the annual report of the Board of Directors pursuant to Article 172, Commercial Companies Law, for the FYE 31 DEC 2004, including the financial statements for the FY 2004, the report of the Commissioner and the report of the main subsidiaries of the Company.
Issuer
For	For	2.- Approve hoy to apply the earnings	Issuer
For	For	3.- Approve the annual report of the Auditors Committee about respective activities pursuant to Article 14.3 V.A of the Securities Market Law and Clause 19 of the Company Bylaws.	Issuer
For	For	4.- Appoint the Members to compose the Board of Directors, including Independent Directors, Secretary, second Secretary, Commissioner, as well as respective alternates.	Issuer
For	For	5.- Approve the amount to purchase Company shares pursuant to Article 14.3.I of the Securities Market Law	Issuer
For	For	6.- Appoint Special Delegates to execute an legalize the resolutions.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Urbi Desarrollos Urbanos, SA de CV	04/25/05	MXP001161019
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve the annual report pursuant to Article 172 of the Commercial Companies Law, for the FYE 31 DEC 2004, including the financial statements of the Company and main subsidiaries, for such FY, and report of the Commissioner
Issuer
For	For	2.- Approve about how to apply the earnings	Issuer
For	For	3.- Appoint the Members for the Board of Directors and Commissioners, as well as respective alternates, and set respective allowances.	Issuer
For	For	4.- Approve to set the maximum amount of resources to purchase Company shares	Issuer
For	For	5.- Appoint special Delegates to execute and legalize the resolutions adopted by the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Telefonos de Mexico SA	04/28/05	MXP904131325

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve the event of inform of Administration Board including the inform of the Commissioner and the financial statements of the entity as of 31 DEC 2004	Issuer
For	For
2.- Approve the application of earnings; payment of a cash dividend for MXN 0.76 per share in four equal installments of MXN 0.19 per share understanding in case that in the extraordinary shareholders meeting the split, an adjustment in the dividend will be applied of MXN 0.38 per new share as a result of this split; to be made in four equal installments of MXN 0.095 the dates of payment are: 23 JUN 2005, 22 SEP 2005, 20 DEC 2005, 23 MAR 2006
Issuer
For	For	3.- Approve to increase the funds to repurchase the shares, which is suggested to be : MXN 6,000,000,000 and formalize the resolutions of the meeting.	Issuer
For	For	4.- Approve the event, ratify the exercise the activities carried out by the Administration Board as a result of one of the resolutions approved in the meeting held on 12 MAY 2004	Issuer
For	For	5.- Approve the designation and ratify the Members of the Board as well as other officials	Issuer
For	For	6.- Approve the designation of special delegates to formalize the resolutions of the meeting.	Issuer
For	For	7.- Approve to confirm the Directors that shall be appointed to represent the "L" series shareholders; related resolutions.	Issuer
For	For	8.- Appoint special delegates to execute and legalize the resolutions adopted by the meeting; related resolutions.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SA de CV	04/28/05	MXP001691213

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Appoint the Members to compose the Board of Directors that shall be appointed by the "L" series shareholders; related resolutions.	Issuer
For	For	2.- Approve the exchanging shares securities of the Company due to the amendments executed in the Company Bylaws; related resolutions.	Issuer
For	For	3.- Appoint the delegates to execute the resolutions adopted by the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Corporacion Geo SA de CV	04/22/05	MXP3142C1177

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve the annual report of the Board of Directors pursuant to Article 172 of Commercial Companies Law for the FY between 01 JAN 2004 and 31 DEC 2004 including the report of the Auditors committee.
Issuer
For	For	2.- Approve the financial statements of the Company as on 31 DEC 2004; report of the Commissioner	Issuer
For	For	3.- Approve to confirm the activities performed by the Board of Directors during the FYE 31 DEC 2004	Issuer
For	For	4.- Approve the application of the earnings for the FYE 31 DEC 2004	Issuer
For	For	5.- Approve the amount for the fund to purchase the Company shares, representing the capital stock, dividends distribution and the maximum amount of company shares that may be purchased.	Issuer
For	For	6.- Appoint the Members of the Board of Directors, Secretary and the Commissioner	Issuer
For	For	7.- Approve to set the allowances for the Members of the Board of Directors, Secretary and the Commissioner.	Issuer
For	For	8.- Appoint the delegates to legalize the resolutions of the meeting.	Issuer
For	For	9.- Approve the minutes of the meeting.	Issuer
For	For	10.- Amend the Company By-laws in order to comply with the best corporative practices code.	Issuer
For	For	11.- Appoint the delegates to execute and legalize the resolutions of the extraordinary meeting of the shareholders.	Issuer
For	For	12.- Approve the minutes of the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Financiero Banorte SA de CV	04/28/05	MXP370711014

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Receive the report of Board of Directors as per Article 172 Commercial Companies Law for the FYE 31 DEC 2004 and read the report of the Commissioner and the Auditors Committee	Issuer
For	For	2.- Approve to apply the earnings	Issuer
For	For	3.- Appoint the Members for the Board of Directors and Commissioners	Issuer
For	For	4.- Approve to set the allowances for the Directors and Commissioners.	Issuer
For	For	5.- Approve the report of the Board of Directors concerning the transactions executed with Company shares during 2004 and set the maximum amount of resources to purchase Company shares during FY 2005	Issuer
For	For	6.- Appoint Delegate or Delegates to legalize and execute the resolutions adopted by the meeting.	Issuer
For	For	7.- Approve the minutes of the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Alsea SA de CV	04/28/05	MXP001391012
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve and amend the annual report pursuant to Article 172 of the Commercial Companies Law, concerning the performance of the Company for the FY between 01 JAN and 31 DEC 2004.	Issuer
For	For	2.- Approve the payment and the conditions for the payment of a dividend forr the Company shareholders	Issuer
For	For
3.- Approve and amend the annual report concerning the performance of the Planning and Finances Committee, Auditors Committee, and Evaluation and Compensation Committee, and the Marketing Committee for the FY between 01 JAN and 31 DEC 2004.
Issuer
For	For	4.- Appoint the Members to compose Board of Directors, employees, Commissioner and Members to compose other Administrative Committees of the Company.	Issuer
For	For	5.- Approve to set the allowances for the Members of the Board of Directors and Commissioner.	Issuer
For	For	6.- Receive the report of the Board of Directors concerning the shares reprresenting the capital repurchased with the Company shares Repurchased Fund, and approve the placing of shares again.	Issuer
For	For
7.- Approve to set terms and conditions for the rules of the "Shares Purchase Options Plan" for the employees of the Company, and grant authority to set the number of shares for such plan, and to present the report of the Board of Directors concerning the shares that are part of the "Shares Allocation Plan".
Issuer
For	For	8.- Appoint delegates to legalize the resolutions adopted by the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Mexico SA de CV	04/29/05	MXP370841019
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
E.1 Approve the propose splitting of 865,000,000 "B" series shares, completely paid in and subscribed, representing the capital stock, at a rate of three (3) new shares per each outstanding share, in order that the capital results represented by 2,595,000,000 "B" series shares, completely paid in and subscribed
Issuer
For	For	E.2 Amend Clause 06 of the Company Bylaws to reflect the split provided in Resolution E.1	Issuer
For	For	E.3 Appoint Delegates to execute and legalize the resolutions adopting by the meeting.	Issuer
For	For
O.1 Receive the report of the Board of Directors pursuant to Article 172, Commercial Companies Law, concerning the performance of the Company for the FYE on 31 DEC 2004; including the report of the Commissioner and the financial statements, individual and consolidated of the Company and respective subsidiaries for the same period and the financial statements of the main subsidiaries of the Company for the same period
Issuer
For	For	O.2 Approve the report of the activities of the Auditors Committee for the FY 2004; which the Committee presents through the Board of Directors.	Issuer
For	For	O.3 Approve the resolutions about how to apply the earnings for the FYE 31 DEC 2004	Issuer
For	For	O.4 Approve the propose starting a new program to purchase Company shares and the maximum amount of resources to purchase Company shares for the FY 2005.	Issuer
For	For	O.5 Appoint the Members to compose the Board of Directors, Executive Committee, Auditors Committee and Compensations Committee.	Issuer
For	For	O.6 Approve the allowances for the Members of the Board of Directors, for the Members of the Committees, and Commissioners.	Issuer
For	For	O.7 Appoint delegates to execute and legalize the resolutions adopted by the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Embotelladoras Unidas SA de CV	04/28/05	MXP471341042
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve the report of the Board of Directors concerning the performance of the Company for the FYE 31 DEC 2004, the policies adopted and the main projects in progress, including the financial statements of the Company for the same FY and the report of the Commissioners, as well as the report of the Auditors Committee, related resolutions.
Issuer
For	For	2.- Approve to apply the income	Issuer
For	For	3.- Approve to resign, appoint and where appropriate, confirm the Members for the Board of Directros, Commissioners, Secretary and Second Secretary.	Issuer
For	For	4.- Approve to set the allowances for the Members of the Board of Directors, Secretary and Commissioner.	Issuer
For	For	5.- Amend the Company By Laws	Issuer
For	For	6.- Appoint delegates to legalize and execute the resolutions adopted by the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Televisa SA	04/29/05	MXP4987V1378
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Receive the report of the Board of Directors concerning the performance of the Company for the FYE on 31 DEC 2004, pursuant to Article 172 of the Commercial Companies Law, including the financial statements on 31 DEC 2004, and the report of the Commissioner, related resolutions.
Issuer
For	For	2. Receive the report of the Auditors' Committee pursuant to Article 14.3.IV.C of the Securities Market Law, related resolutions.	Issuer
For	For
3.- Approve to apply the income, including the payment of a cash dividend at rate of MXN 0.01153846153 per share, equivalent to MXN 1.35 pesos per ordinary participation certificate "CPO" , type of equity security issued based on Company shares.
Issuer
For	For
4.- Approve about I the amount that can be used to purchase the Company shares pursuant to Article 14.3.I of the Securities Market Law, and II present the report about policies and resolutions adopted by the Board of Directors concerning the purchase and sale of such shares
Issuer
For	For	5.- Appoint the appropriate Members to compose the Board of Directors, Secretary and second Secretaries, as well as employees and Commissioners.	Issuer
For	For	6.- Appoint appropriate Members to compose the Executive Committee.	Issuer
For	For	7.- Appoint appropriate Members to compose Auditors' Committee.	Issuer
For	For	8.- Approve to set allowances for the Members of the Board of Directors, Executive Committee and Auditors' Committee, as well as for the Commissioners, Secretary, and second Secretary.	Issuer
For	For	9.- Appoint the Delegates to execute and legalize the resolutions adopted by the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Elektra SA de CV	06/01/05	MX01EL000003
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
Against	Against	1.- Approve, if appropriate, concerning the convenience of continuing the Global Depositary Shares GDS Program in the United States of America and to reform the Company By-laws, if necessary.	Issuer
Against	Against	2.- Approve the naming of special delegates to go before a notary of their choosing to sign the minutes of the meeting, as well as to execute any other necessary actions related to this meeting.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, Principal Executive Officer

Date   7/14/05